ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]	NOTE 5:- ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2013	2012
Employees and payroll accruals	$169	$77
Accrued expenses	74	99
Other	12	2
	$255	$178